Insurance contracts and private pension - Schedule of Reconciliation of Private Pension (Details) - Private Pension - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liability for remaining coverage
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	R$ 299,662	R$ 265,128
Income from insurance contracts and private pension	(77,896)	(89,794)
Financial income from insurance contracts and private pension	40,997	22,753
Premiums received, claims and other expenses paid	83,515	101,575
Closing balance	346,278	299,662
Loss component of the liability for remaining coverage
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	716	595
Income from insurance contracts and private pension	(222)	137
Financial income from insurance contracts and private pension	(345)	(16)
Premiums received, claims and other expenses paid	0	0
Closing balance	149	716
Liability for incurred claims
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	92	98
Income from insurance contracts and private pension	76,400	87,919
Financial income from insurance contracts and private pension	5	(1)
Premiums received, claims and other expenses paid	(76,398)	(87,924)
Closing balance	99	92
Total
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	300,470	265,821
Income from insurance contracts and private pension	(1,718)	(1,738)
Financial income from insurance contracts and private pension	40,657	22,736
Premiums received, claims and other expenses paid	7,117	13,651
Closing balance	R$ 346,526	R$ 300,470